Note 22 - Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
	Thousands of Yen
	2016	2017	2018
Accounts receivable	-	¥275,671	¥287,812
Other current assets	-	889,061	2,253,882
Accounts payable	-	3,970,794	4,103,560
Capital lease obligations	-	2,771,532	3,088,795
Revenues	¥3,129,622	3,440,263	3,902,856
Costs	24,268,440	31,991,750	36,729,517
Interest expense	30,370	48,234	64,795